SCHEDULE OF FAIR VALUE DISTRIBUTION OF LIABILITY AND EQUITY COMPONENTS (Details) $ in Thousands	Dec. 18, 2020 USD ($)
Short-Term Debt [Line Items]
Fair value	$ 109
Percentage of fair value	100.00%
Allocated amount	$ 99
Loan [Member]
Short-Term Debt [Line Items]
Fair value	$ 55
Percentage of fair value	50.55%
Allocated amount	$ 50
Shares [Member]
Short-Term Debt [Line Items]
Fair value	$ 54
Percentage of fair value	49.45%
Allocated amount	$ 49